CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Common stock, par value		$ 0.0001
Common stock, shares authorized		200,000,000
Common stock, shares issued		25,615,000
Common stock, shares outstanding		25,615,000
Common Stock Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	325,000,000	325,000,000
Common stock, shares issued	26,458,000	25,615,000
Common stock, shares outstanding	26,458,000	25,615,000
Common Stock Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	11,876,557	0
Common stock, shares outstanding	11,876,557	0
Series B Preferred Shares [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500	500
Preferred stock, shares issued	4	0
Preferred stock, shares outstanding	4	0
Series A Preferred Shares [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	24,555,000	0
Preferred stock, shares outstanding	24,555,000	0
Series C Preferred Shares [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	329,288	329,288
Preferred stock, shares issued	329,288	0
Preferred stock, shares outstanding	329,288	0
Series D Preferred Shares [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	115,502	115,502
Preferred stock, shares issued	115,502	0
Preferred stock, shares outstanding	115,502	0